CONSOLIDATED STATEMENTS OF PROFIT OR LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares		Dec. 31, 2023 CNY (¥) ¥ / shares
CONTINUING OPERATIONS
Administrative expenses	$ (472)	¥ (3,299)	¥ (7,199)		¥ (12,883)
Other income	5	34	2		3,742
Fair value gain on financial instruments, net	297	2,077	3,996		847
Finance costs	(6)	(44)	(28)		(48)
Finance income		1	69		5
LOSS BEFORE INCOME TAX	(176)	(1,231)	(3,160)		(8,337)
Income tax expense
LOSS FOR THE YEAR FROM CONTINUING OPERATIONS	(176)	(1,231)	(3,160)		(8,337)
DISCONTINUED OPERATIONS
Profit/(loss) for the year from discontinued operations, net of tax					(4,106)
LOSS FOR THE YEAR	(176)	(1,231)	(3,160)		(12,443)
Owners of the Company
From continuing operations	(176)	(1,231)	(3,160)		(8,337)
From discontinued operations					(5,504)
Non-controlling interests
From continuing operations
From discontinued operations					1,398
LOSS FOR THE YEAR	$ (176)	¥ (1,231)	¥ (3,160)		¥ (12,443)
Basic and diluted
Basic loss from continuing operations | (per share)	$ (0.14)	¥ (0.98)	¥ (2.62)	[1]	¥ (8.11)	[1]
Diluted loss from continuing operations | (per share)	(0.14)	(0.98)	(2.62)	[1]	(8.11)	[1]
Basic loss from discontinued operations | (per share)					(5.35)
Diluted loss from discontinued operations | (per share)					(5.35)
Basic Loss per share | (per share)	(0.14)	(0.98)	(2.62)		(13.46)
Diluted Loss per share | (per share)	$ (0.14)	¥ (0.98)	¥ (2.62)		¥ (13.46)

[1]	Retrospectively restated for effect of the 8-to-1 share combination effective on June 13, 2025, see Note 19(a).